SHARE BASED COMPENSATION AND BENEFIT PLANS - Outstanding Stock Option Grants and Related Transactions (Details) - Share-Based Payment Arrangement, Option $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	5,583
Granted (in shares)	0
Exercised (in shares)	(2,793)
Forfeited (in shares)	0
Expired (in shares)	0
Outstanding, ending balance (in shares)	2,790
Vested and expected to vest, period end (in shares)	2,790
Exercisable, period end (in shares)	2,790
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 13.43
Exercised (in dollars per share) | $ / shares	13.43
Outstanding, ending balance (in dollars per share) | $ / shares	13.43
Vested and expected to vest, period end (in dollars per share) | $ / shares	13.43
Exercisable, period end (in dollars per share) | $ / shares	$ 13.43
Weighted-Average Remaining Contractual Term [Abstract]
Outstanding, weighted-average remaining contractual term	1 year 1 month 20 days
Vested and expected to vest, weighted-average remaining contractual term	1 year 1 month 20 days
Exercisable, weighted-average remaining contractual term	1 year 1 month 20 days
Aggregate Intrinsic Value [Abstract]
Outstanding, aggregate intrinsic value | $	$ 53
Vested and expected to vest, aggregate intrinsic value | $	53
Exercisable, aggregate intrinsic value | $	$ 53